THE BERWYN FUNDS
1189 Lancaster Ave.
Berwyn, PA 19312

May 9, 2003

U.S. Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

Re: The Berwyn Funds

File Nos. 33-14604 and 811-04963

Dear Sir or Madam:

The Berwyn Funds is a registered open-end management investment company. The Fund's Post Effective Amendment to its Registration Statement became effective May 1, 2003. On May 8, 2003, the Fund distributed prospectuses and statements of additional information based upon the Post Effective Amendment. There are no changes in the prospectus or statement of additional information from the Post Effective Amendment that was filed.

Yours truly,

Kevin M. Ryan
Secretary-Treasurer